Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 70,298	£ 34,599
Settled during the year	(7,707)	(23,893)
Financing cash flows	(692)	37,020
Issuance of warrants		4,080
Interest expense	4,003	6,226
Lease addition	910
Lease modifications	163	(9,547)
Changes in fair values	(37,666)	109,720
Changes in foreign exchange	(10)	438
Reclassified to equity		(88,345)
Ending balance	29,299	70,298
Contingent consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		354
Settled during the year		(354)
Ending balance	0
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,794	11,904
Financing cash flows	(692)	(2,086)
Interest expense	230	1,085
Lease addition	910
Lease modifications	163	(9,547)
Changes in foreign exchange	(29)	438
Ending balance	2,376	1,794
Bank loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		20,512
Settled during the year		(23,412)
Interest expense		2,900
Ending balance	0
Novartis notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,196
Financing cash flows		2,758
Interest expense	575	438
Ending balance	3,771	3,196
Warrant liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	50,775	131
Settled during the year	(2,400)	(127)
Issuance of warrants		4,080
Changes in fair values	(40,039)	46,691
Ending balance	8,336	50,775
Deferred cash consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,525	1,654
Interest expense	206
Changes in fair values	2,373	(129)
Changes in foreign exchange	19
Ending balance	4,123	1,525
Convertible loan notes –private placement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,946
Settled during the year	(5,307)
Financing cash flows		36,330
Interest expense	2,974	1,803
Changes in fair values		63,158
Reclassified to equity		(88,345)
Ending balance	10,613	12,946
other [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62	44
Financing cash flows		18
Interest expense	18
Ending balance	£ 80	£ 62